As filed with the Securities and Exchange Commission on November 22, 2005
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

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ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)
================================================================================

                                                      Value                                                                Value
Common Stocks (84.54%)               Shares          (Note 1)          Common Stocks (Continued)           Shares         (Note 1)
                                     ------           ------                                               ------          ------
Chemicals (12.38%)                                                     Metal Fabricating (6.65%)
Ashland Inc.                          50,000     $   2,762,000         Aleris International, Inc.*         325,000        8,921,250
Chemtura Corp.                       200,000         2,484,000         Commercial Metals Company           225,000        7,591,500
Cytec Industries Inc.                250,000        10,845,000         GrafTech International Ltd.*        825,000        4,479,750
Engelhard Corporation                450,000        12,559,500         Material Sciences Corporation*       44,000          663,080
FMC Corporation*                      90,000         5,149,800         Novelis Inc.*                       150,000        3,216,000
Hercules Incorporated*               700,000         8,554,000                                                          -----------
Lydall, Inc.*                        143,000         1,276,990                                                           24,871,580
Spartech Corporation                 139,000         2,716,060                                                          -----------
                                                  ------------         Real Estate (1.68%)
                                                    46,347,350         Kimco Realty Corporation            200,000        6,284,000
                                                  ------------                                                          -----------
Computer & Computer Services (2.97%)                                   Retail (5.64%)
BearingPoint Inc.*                   300,000         2,277,000         Foot Locker, Inc.                   625,000       13,712,500
Diebold, Incorporated                 50,000         1,723,000         Jones Apparel Group Inc.            260,000        7,410,000
Solectron Corporation*               800,000         3,128,000                                                          -----------
Unisys Corporation*                  600,000         3,984,000                                                           21,122,500
                                                  ------------                                                          -----------
                                                    11,112,000         Technology (3.89%)
                                                  ------------         International Rectifier Corp.*      210,000        9,466,800
Consumer Products & Services (11.54%)                                  Vishay Intertechnology Inc.*        425,000        5,078,750
ElkCorp                              200,000         7,154,000                                                          -----------
Furniture Brands International, Inc. 475,000         8,564,250                                                           14,545,550
Newell Rubbermaid Inc.               350,000         7,927,500                                                          -----------
ProQuest Company*                    443,000        16,036,600         Miscellaneous (11.76%)
(The) Stanley Works                   75,000         3,501,000         Acuity Brands Inc.                  360,000       10,681,200
                                                  ------------         Cabot Corporation                    75,000        2,475,750
                                                    43,183,350         Cambrex Corporation                 325,000        6,162,000
                                                  ------------         Coinstar, Inc.*                     275,000        5,090,250
Energy & Energy Services (0.97%)                                       Sonoco Products                     100,000        2,731,000
Forest Oil Corporation*               70,000         3,647,000         Standard Motor Products, Inc.       650,000        5,271,500
                                                  ------------         Steris Corp.                        200,000        4,758,000
Financial Products & Services (1.10%)                                  Yellow Roadway Corporation*         165,000        6,834,300
Reynolds & Reynolds Company          150,000         4,111,500                                                          -----------
                                                  ------------                                                           44,004,000
Industrial Products (15.65%)                                                                                            -----------
AO Smith Corp.                       125,000         3,562,500         Total Common Stocks (Cost $271,288,378)         $316,390,150
Crane Co.                            190,000         5,650,600                                                          -----------
Federal Signal Corporation           200,000         3,418,000                                                 Face          Value
Flowserve Corporation*               155,000         5,634,250                                                Amount        (Note 1)
Gerber Scientific Inc.*              500,000         3,920,000                                                ------         ------
Honeywell International Inc.         223,000         8,362,500         Short-Term Investments (15.18%)
Kennametal Inc.                      250,000        12,260,000         Repurchase Agreements (15.18%)
Navistar International Corporation*  225,000         7,296,750         J.P. Morgan Securities Inc., purchased on
SPX Corp.                            165,000         7,581,750         09/30/05, 3.20%, due 10/01/05, repurchase
UNOVA, Inc.*                          25,000           874,500         proceeds $56,841,154 (Collateralized by 57,875,000,
                                                  ------------         T-NOTE, 4.00%, due 11/15/12 value
                                                    58,560,850         $57,962,972)                       $56,826,000    56,826,000
                                                  ------------                                                          -----------
Instrumentation (10.31%)                                               Total Short-Term Investments
Metrologic Instruments, Inc.*        256,000         4,656,640           (Cost $56,826,000)                            $ 56,826,000
Symbol Technologies Inc.             804,812         7,790,580                                                          -----------
Thermo Electron Corporation*         625,000        19,312,500         Total Investments (99.72%)
Zebra Technologies Corporation*      175,000         6,840,750           (Cost $328,114,378+)                           373,216,150
                                                  ------------         Cash and other assets, net of liabilities (0.28%)  1,058,547
                                                    38,600,470                                                          -----------
                                                  ------------         Net Assets (100.00%),
                                                                          14,426,236 shares outstanding                $374,274,697
                                                                                                                        ===========
                                                                       Net asset value, offering and redemption
                                                                          price per share:                             $      25.94
                                                                                                                        ===========
------------------------------------------------------------------------------------------------------------------------------------

* Non-income producing.
+ Aggregate cost for federal income tax purposes is $328,282,416. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $52,358,137 and $7,424,403 respectively, resulting in net appreciation of $44,933,734.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates market value.

ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, Principal Executive Officer


Date:  November 22, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer


Date:  November 22, 2005

* Print the name and title of each signing officer under his or her signature.

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